Note 14 - Financial Instruments (Tables)	3 Months Ended
Feb. 28, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
			February 28, 2014
	Fair Value	Level 1	Level 2	Level 3
	$	$	$	$
(a) Cash	5,604,736	5,604,736	-	-
	5,604,736	5,604,736	-	-
			November 30, 2012
	Fair Value	Level 1	Level 2	Level 3
	$	$	$	$
(a) Cash	760,586	760,586	-	-
(b) Conversion option (i)	728,950	-	-	728,950
(c) Warrant liabilities (ii)	5,438,022	-	-	5,438,022
	6,927,558	760,586	-	6,166,972

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]
	February 28, 2014		November 30, 2013
	Carrying amount	Fair value	Carrying amount	Fair value
	$	$	$	$
Financial Liabilities
Due to related parties (iii)	738,856	501,086	759,564	515,130
Convertible debt (iii)	1,404,031	1,333,758	1,376,456	1,290,683

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
		February 28, 2014
	Conversion Option	Warrant liability	Total
	$	$	$
Opening balance	728,950	5,438,022	6,166,972
Reclassified to additional paid in capital (Note 5 & 10)	(728,950)	(5,438,022)	(6,166,972)
			-
Closing balance	-	-	-
		November 30, 2013
	Conversion Option	Warrant liability	Total
	$	$	$
Opening balance	-	1,960,893	1,960,893
Total gains or losses:
- in net loss(iv)	533,149	3,356,534	3,889,683
- translation adjustment	(24,299)	(449,224)	(473,523)
Additions	220,100	735,908	956,008
Exercise	-	(166,089)	(166,089)
Closing balance	728,950	5,438,022	6,166,972

Past Due Financing Receivables [Table Text Block]
	February 28, 2014	November 30, 2013
	$	$

Total accounts receivable	3,090,079	1,475,745
Less allowance for doubtful accounts	-	-
Total accounts receivable, net	3,090,079	1,475,745

Not past due	3,077,305	1,473,097
Past due for more than 31 days but no more than 60 days	7,538	2,648
Past due for more than 61 days but no more than 90 days	5,236	-
Total accounts receivable, net	3,090,079	1,475,745

Contractual Maturities of the Undiscounted Cash Flows of Financial Liabilities [Table Text Block]
					February 28, 2014
	Less than 3 months	3 to 6 months	6 to 9 months	9 months 1 year	Greater than 1 year	Total
	$	$	$	$	$	$
Third parties
Accounts payable	573,344	-	-	-	-	573,344
Capital lease	13,115	13,616	2,112	-	-	28,843
Related parties
Employee costs payable (Note 6)	197,930	-	-	-	-	197,930
Due to related parties (Note 5)	738,856	-	-	-	-	738,856
Convertible debenture (Note 5)	45,339	45,339	44,846	1,515,770	-	1,651,294
	1,568,584	58,955	46,958	1,515,770	-	3,190,267